ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS
NOTE 22       -      ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

Since the initial listing of the Company on NASDAQ in the United States of America in 1993, the Company utilized US GAAP reports (prior to 2007 Israeli GAAP reconciled to US GAAP) in the preparation of its financial statements.

As many of the Company’s investors and analysts are located in Israel and in Europe and are familiar with and use the International Financial Reporting Standards rules (“IFRS”), the Company provides on a voluntary basis a reconciliation from US GAAP to IFRS as detailed below (condensed balance sheet, condensed statement of operations and additional information). IFRS differs in certain significant aspects from US GAAP. The primary differences between US GAAP and IFRS relating to the Company are the accounting for goodwill, financial instruments, pension plans and termination benefits.

A.	Goodwill

Adjustment arising from goodwill of a subsidiary acquired in 2008.

The purchase consideration was paid in Tower’s ordinary shares. Under US GAAP, the consideration was measured according to Tower's share price at the transaction announcement date. Under IFRS, the consideration was measured according to Tower's share price at closing date. Accordingly, a lower purchase consideration was measured under IFRS than the purchase consideration measured under US GAAP. Consequently, no purchase price was allocated to goodwill under IFRS.

B.	Financial Instruments

Adjustments arising from allocation of proceeds from issuance of convertible debentures and warrants to liabilities and equity and the subsequent measurement of such liabilities.

The adjustment stems primarily from a convertible debt security sold by Tower in 2010, with a conversion ratio that was determined in the third quarter of 2012 based on Tower's share price as of such date. Under ASC 815 and ASC 470-20, the related conversion feature was measured in the third quarter of 2012 based on its intrinsic value and recorded to equity, with a corresponding discount on the debt instrument. Under IAS 39, such conversion feature was bifurcated from its host contract at the date of issuance and measured as a liability at fair value at each cut-off date until the date of determination of the related conversion ratio, at which date such conversion feature was classified to equity.

C.	Pension Plans

Adjustments arising from defined benefit pension arrangements.

Under ASC 715, prior years’ service cost, as well as actuarial gains and losses, are recorded in accumulated other comprehensive income, and amortized to the profit and loss statement over time. Under IAS 19, prior years’ service cost is recorded to the profit and loss statement in the period in which the underlying change was executed, while actuarial gains and losses, at the Company's election, are recorded directly to retained earnings with no impact on the profit and loss statement.

D.	Termination Benefits

Adjustment arising from benefit to be granted to certain of the Company’s employees upon termination.

Under IAS 19, such benefits are not reflected in the Company's financial statements until termination occurs. Under ASC 712, such benefits are recorded in earlier periods based on probability of occurrence.

E.	Condensed Balance Sheet in Accordance with IFRS:

	As of December 31, 2016
	US GAAP	Adjustments	IFRS
ASSETS:
Current assets	$697,998	$--	$697,998
Property and equipment, net	616,686	--	616,686
Long-term assets	65,200	(7,000)	58,200
Total assets	$1,379,884	$(7,000)	$1,372,884
LIABILITIES AND SHAREHOLDERS' EQUITY:
Current liabilities	$247,115	$--	$247,115
Long-term liabilities	450,155	(1,323)	448,832
Total liabilities	697,270	(1,323)	695,947
TOTAL SHAREHOLDERS’ EQUITY	682,614	(5,677)	676,937
Total liabilities and shareholders' equity	$1,379,884	$(7,000)	$1,372,884

F.	Condensed Statement of Operations in Accordance with IFRS:

	Year ended December 31, 2016
	US GAAP	Adjustments	IFRS
Profit before income tax and excluding other financing expense, net	$223,090	$(193)	$222,897
Other financing expense, net	(12,492)	143	(12,349)
Profit before income tax expense	210,598	(50)	210,548
Income tax expense	(1,432)	--	(1,432)
Profit for the period	209,166	(50)	209,116
Net income attributable to the non-controlling interest	(5,242)	--	(5,242)
Net profit attributable to the company	$203,924	$(50)	$203,874

G.	Reconciliation of Net Profit (Loss) from US GAAP to IFRS:

	Year ended December 31,
	2016	2015	2014
Net profit (loss) in accordance with US GAAP	$203,924	$(29,647)	$4,263
Financial instruments	143	73,770	21,556
Pension plans	(206)	(705)	(1,314)
Termination benefits	13	(45)	409
Net profit in accordance with IFRS	$203,874	$43,373	$24,914

H.	Reconciliation of Shareholders’ Equity from US GAAP to IFRS:

	As of December 31,
	2016	2015
Shareholders’ equity in accordance with US GAAP	$682,614	$385,586
Financial instruments	(237)	(380)
Termination benefits	1,560	1,502
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$676,937	$379,708

I.	Reconciliation of Goodwill from US GAAP to IFRS:

	As of December 31,
	2016	2015
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

J.	Reconciliation of Other Long-Term Assets from US GAAP to IFRS:

	As of December 31,
	2016	2015
Other long-term assets in accordance with US GAAP	$4,447	$5,903
Financial instruments	--	(450)
Other long-term assets in accordance with IFRS	$4,447	$5,453

K.	Reconciliation of Short-Term Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS:

	As of December 31,
	2016	2015
Short-term debt and current maturities of loans and debentures in accordance with US GAAP	$48,084	$33,259
Financial instruments	--	(70)
Short-term debt and current maturities of loans and debentures in accordance with IFRS	$48,084	$33,189

L.	Reconciliation of Long-Term Debentures from US GAAP to IFRS:

	As of December 31,
	2016	2015
Long-term debentures in accordance with US GAAP	$162,981	$45,481
Financial instruments	237	--
Long-term debentures in accordance with IFRS	$163,218	$45,481

M.	Reconciliation of Long-Term Employee Related Liabilities from US GAAP to IFRS:

	As of December 31,
	2016	2015
Long-term employee related liabilities in accordance with US GAAP	$14,176	$14,189
Termination benefits	(1,560)	(1,502)
Long-term employee related liabilities in accordance with IFRS	$12,616	$12,687